Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 17,899,509,867	$ 18,847,032,922
Total Financial Liabilities	14,881,136,725	16,535,999,030
Net Amount	3,018,373,142	2,311,033,892
Less than 1 Month
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	10,284,726,961	9,819,415,935
Total Financial Liabilities	10,219,796,961	11,287,459,304
Net Amount	64,930,000	(1,468,043,369)
From 30 to 90
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	1,111,610,700	1,394,313,358
Total Financial Liabilities	617,271,543	891,293,624
Net Amount	494,339,157	503,019,734
From 90 to 180
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	939,021,387	1,143,072,684
Total Financial Liabilities	217,323,744	486,107,437
Net Amount	721,697,643	656,965,247
6 to 12 Months
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	660,525,324	1,094,034,660
Total Financial Liabilities	140,311,729	208,258,668
Net Amount	520,213,595	885,775,992
More than 365
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	4,903,625,495	5,396,196,285
Total Financial Liabilities	3,686,432,748	3,662,879,997
Net Amount	$ 1,217,192,747	$ 1,733,316,288